January 30, 2015

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Short-Term Bond Fund, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Ultra Short-Term Bond Fund

 File Nos.: 002-87568/811-3894

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated January 20, 2015. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to reflect a change in the Average Annual Total Returns table.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on January 20, 2015.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman